Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 38,349	$ 5,578	¥ 39,638
Unreserved retained earnings	2,667,621	387,989	1,525,245
Total retained earnings	¥ 2,705,970	$ 393,567	¥ 1,564,883